Fair Value Measurements (Details) - Schedule of Key Inputs into the Monte Carlo Simulation Model - $ / shares		6 Months Ended	12 Months Ended
	Feb. 26, 2021	Jun. 30, 2022	Dec. 31, 2021
Schedule of key inputs into the Monte Carlo simulation [Abstract]
Risk-free interest rate	0.98%	3.01%	1.30%
Expected term remaining (years)	6 years 1 month 17 days	5 years 2 months 12 days	5 years 5 months 26 days
Expected volatility	24.20%	8.10%	17.50%
Stock price	$ 9.565	$ 9.83	$ 9.88